Organization and Summary of Significant Accounting Policies (Details 17) $ in Thousands	12 Months Ended
Jul. 03, 2016 USD ($)
Employee Stock Option
Unrecognized compensation cost related to stock options and restricted stock granted under the plan
Compensation Cost	$ 143
Weighted Average Period Over Which Cost is to be Recognized (in years)	6 months
Restricted stock
Unrecognized compensation cost related to stock options and restricted stock granted under the plan
Compensation Cost	$ 1,810
Weighted Average Period Over Which Cost is to be Recognized (in years)	1 year 1 month 6 days